Dividends on Ordinary Capital - Additional Information (Detail)	3 Months Ended		12 Months Ended
	Dec. 31, 2018 € / shares	Dec. 31, 2018 £ / shares	Dec. 31, 2018 € / shares	Dec. 31, 2018 £ / shares	Dec. 31, 2017 € / shares	Dec. 31, 2017 £ / shares
Unilever N.V. [member]
Disclosure of Dividends [Line Items]
Dividend declared and paid during the year | € / shares			€ 1.52		€ 1.40
Dividends declared per ordinary share | € / shares	€ 0.39		€ 1.55		€ 1.43
Unilever PLC [member]
Disclosure of Dividends [Line Items]
Dividend declared and paid during the year | £ / shares				£ 1.33		£ 1.22
Dividends declared per ordinary share | £ / shares		£ 0.34		£ 1.35		£ 1.26